Property and Equipment, Net - Depreciation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and Equipment, Net
Depreciation	¥ 584	$ 90	¥ 1,509	¥ 1,373